Employee compensation (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Compensation expense and balance sheet date payables
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2025	2024
Expense (recovery)
Salary and short-term employee benefits	$7	$7
Retirement benefits	1	1
Equity-based compensation[1]	(9)	10
	$—	$19
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2025	2024
Payables and accrued liabilities
Compensation	$—	$—
Equity-based compensation[1]	16	27
	$16	$27
1.Amounts do not necessarily represent the actual value which will ultimately be paid.